Debt (Details 5) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Oct. 21, 2010 Senior notes due 2014	Oct. 06, 2010 Senior notes due 2014	Jan. 29, 2011 Senior notes due 2014
Debt
Interest rate (as a percent)								10.00%
Principal amount of holders who participated in the tender offer and consent solicitation								$ 658,593,000
Principal amount of holders who participated in the tender offer and consent solicitation, as a percentage of aggregate principal amount outstanding								87.81%
Ratio of redemption price to principal amount								1.055
Redemption price of debt instrument as a percentage of principal amount for remainder of notes							105.00%
Loss related to the early extinguishment of the repurchased notes	(3,000,000)	(1,000,000)	(3,000,000)	(16,000,000)	(18,000,000)	(53,000,000)			53,000,000
Tender and call premiums related to loss on early extinguishment of debt									41,000,000
Unamortized debt issuance costs written-off related to loss on early extinguishment of debt									$ 12,000,000